UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND

(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway, Suite 315, Mission Woods, KS	66205
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: July 31

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	Palmer Square Opportunistic Income Fund
Reporting Period:	07/1/2021 to 6/30/2022

VORNADO REALTY TRUST
Security:		929042109			Meeting Type:	Annual
Ticker:		VNO			Meeting Date:	19-May-2022
ISIN		US9290421091			Vote Deadline Date:	18-May-2022
Agenda		935591417 - Management
Item	Proposal		Proposed By	Vote	For/Against Management
1	DIRECTOR		Management
	1	Steven Roth		For	For
	2	Candace K. Beinecke		For	For
	3	Michael D. Fascitelli		For	For
	4	Beatrice Hamza Bassey		For	For
	5	William W. Helman IV		For	For
	6	David M. Mandelbaum		For	For
	7	Raymond J. McGuire		For	For
	8	Mandakini Puri		For	For
	9	Daniel R. Tisch		For	For
	10	Russell B. Wight, Jr.		For	For
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.		Management	For	For
3	NON-BINDING, ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.		Management	For	For
SL GREEN REALTY CORP.
Security:		78440X887			Meeting Type:	Annual
Ticker:		SLG			Meeting Date:	01-Jun-2022
ISIN		US78440X8873			Vote Deadline Date:	31-May-2022
Agenda		935613895 - Management
Item	Proposal		Proposed By	Vote	For/Against Management
1	Election of Director: John H. Alschuler		Management	For	For
2	Election of Director: Betsy S. Atkins		Management	Against	Against
3	Election of Director: Carol N. Brown		Management	For	For
4	Election of Director: Edwin T. Burton, III		Management	For	For
5	Election of Director: Lauren B. Dillard		Management	For	For
6	Election of Director: Stephen L. Green		Management	For	For
7	Election of Director: Craig M. Hatkoff		Management	For	For
8	Election of Director: Marc Holliday		Management	For	For
9	Election of Director: John S. Levy		Management	For	For
10	Election of Director: Andrew W. Mathias		Management	For	For
11	To approve, on a non-binding advisory basis, our executive compensation.		Management	For	For
12	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.		Management	For	For
13	To approve our Fifth Amended and Restated 2005 Stock Option and Incentive Plan.		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)*		/s/ Jeffrey Fox
Jeffrey Fox, President and Principal Executive Officer
Date	August 8, 2022

*	Print the name and title of each signing officer under his or her signature.